PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 5,507	¥ 4,721	¥ 5,184
Cost of Revenues
Property, Plant and Equipment [Line Items]
Total depreciation expenses	1,404	1,377	1,211
Research and Development Expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	1,395	538	1,034
Selling and Marketing Expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	1,703	1,449	1,669
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 1,005	¥ 1,357	¥ 1,270